Contingencies, commitments and restrictions on the distribution of profits - Armenian Concession Agreement (Details) - Armenia - AIA	12 Months Ended
Dec. 31, 2025 item
Contingencies, commitments and restrictions on the distribution of profits
Concession agreement, extension period	5 years
Number of phases of construction of new terminal	3
Number of completed phases	2
Period during which master plan to be submitted to government	5 years
Extended period covered in the updated master plan	30 years